SHARE CAPITAL - Disclosure of detailed information about pricing model with weighted average assumptions for share option granted (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Disclosure of classes of share capital [abstract]
Risk free interest rate	0.40%	0.96%	1.54%
Expected dividend yield	0.00%	0.00%	0.63%
Expected stock price volatility	58.00%	58.00%	60.00%
Expected life in years	5	5	5
Forfeiture rate	0.00%	0.00%	0.00%